PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

Prepayments and other current assets at December 31, 2019 and 2020 consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Receivable from third party payment platforms	21,259,208	34,375,762
Deferred IPO costs*	8,489,966	—
Advances to suppliers	5,026,658	5,384,684
Deposits receivable	2,031,730	3,354,306
Interest receivable	2,368,175	1,460,642
Deductible input VAT	4,703,997	1,639,485
Others**	8,606,196	12,414,537
Prepayments and Other Current Assets	52,485,930	58,629,416

*     Direct costs incurred by the Company attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO costs and were offset against the gross proceeds received from such offering.

**   Others mainly include prepaid promotion fees and rental fees.